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India Internet & Ecommerce ETF
India Internet & Ecommerce ETF
Investment Objective

The India Internet & Ecommerce ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of INQQ The India Internet & Ecommerce IndexTM (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	India Internet & Ecommerce ETF India Internet & Ecommerce ETF
Management Fee	0.86%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.86%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
India Internet & Ecommerce ETF | India Internet & Ecommerce ETF | USD ($)	88	274	477	1,061

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in securities comprising the Index or in depositary receipts representing securities of the Index. The Index was designed by EMQQ Global LLC (the “Index Provider”) to measure the performance of an investable universe of publicly-traded, Indian internet and ecommerce companies. Companies eligible for inclusion in the Index derive a majority of their assets or revenues from internet and ecommerce activities in India (collectively, “Internet Companies”). Internet Companies include, but are not limited to, companies in the following sectors, as defined by the Index Provider: Internet Services, Internet Retail, Internet Broadcasting, Internet Media, Online Advertising, Online Travel, Online Gaming, Search Engines, and Social Networks. Products and services of Internet Companies may include internet, mobile, and telecommunication value-added services, online advertising, online direct sales, internet security software and services, mobile applications, e-mail service, web portals, electronic media subscription services, online entertainment, and online gaming services. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of Internet Companies.

Eligible Index constituents include publicly issued common equity securities, exchange-traded American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”), Global Depositary Receipts (“GDRs”), and International Depositary Receipts (“IDRs”) of Internet Companies that have a free-float adjusted market capitalization of at least $300 million at the time of inclusion in the Index. A free-float adjusted market capitalization of at least $200 million is required for ongoing inclusion in the Index. Index constituents are weighted by their modified float-adjusted market capitalization in accordance with the index methodology developed by the Index Provider. “Float-adjusted” means that the share amounts used in calculating the Index reflect only shares available to investors. Eligible constituents must have a three-month average daily turnover of at least $1 million. Companies with restrictions on foreign ownership may be excluded from the Index.

The Index is reconstituted and rebalanced on a semi-annual basis in June and December. The target weight of any single position is limited to 8% of the Index. At each rebalance, any security with an Index weighting of greater than 8% will be rebalanced back to 8% and the excess weighting will be applied proportionally to all remaining Index constituents. Then, all positions whose float-adjusted market capitalization weights are over 5% are added together. If the total weight is less than 50%, no further modifications are made. If the total weight is equal to or greater than 50% then the highest weighted position is capped at 8%. The excess weight is then applied on a pro-rata basis to all the remaining index constituents and the process is then repeated, if necessary, with the next largest stock being capped at a weight 0.5% less than the previous constituent (i.e., 7.5%, 7%, 6.5%, 6%, 5.5%, 5%, 4.5%) until the total combined weight of index constituents over 5% is less than 50%. The 4.5% maximum target weight is then applied to all the remaining stocks. Due to market actions, security weights may fluctuate above the targeted caps set forth above between rebalances. As of December 1, 2023, the Index comprised 26 securities.

The Index is maintained by Solactive AG (the “Index Administrator”). The Index Administrator is responsible for implementing the semi-annual rebalance and reconstitution, monitoring and implementing any adjustments, additions and deletions to the Index based upon the Index methodology or certain corporate actions, such as initial public offerings, mergers, acquisitions, bankruptcies, suspensions, de-listings, tender offers and spin-offs. The Index is unmanaged and cannot be invested in directly.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. Exchange Traded Concepts, LLC (the “Adviser”) expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but which the Adviser believes will help the Fund track the Index. Such investments include cash and cash equivalents, other investment companies and other securities not included in the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 1, 2023, the Index was not concentrated in any industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of December 1, 2023, a significant portion of the Index consisted of companies in the Technology Sector.

The Fund is non-diversified under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Index Provider is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and for the ongoing maintenance of the Index. The Index is calculated by the Index Administrator, which is not affiliated with the Fund, the Adviser, or the Index Provider.

Principal Risks
Performance Information

The Fund commenced operations on April 6, 2022, and therefore, does not have performance for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.